Basis of presentation and significant accounting policies - Fair value Level 3 reconciliation (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Contingent payable
Loss Contingencies [Line Items]
March 31, 2017	$ 37,884
Transfers out of Level 3	(11,412)
Gain for the period included in earnings	(13,340)
Unwinding of discount for contingent liability	1,215
Foreign currency exchange loss	622
Acquisitions	12,456
Measurement period adjustment	(21,812)
Settled in cash	0
March 31, 2018	5,613
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
March 31, 2017	11,543
Transfers out of Level 3	11,412
Gain for the period included in earnings	0
Unwinding of discount for contingent liability	0
Foreign currency exchange loss	0
Acquisitions	0
Measurement period adjustment	0
Settled in cash	(19,258)
March 31, 2018	$ 3,697